Note 18 - Quarterly Results (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Revenue	$ 57,053	$ 59,775	$ 36,727	$ 66,556	$ 56,608	$ 57,112	$ 40,023	$ 57,380
Gross margin	31,542	31,593	15,625	38,962	32,977	32,113	22,129	35,080
Income from operations	8,574	8,844	(6,865)	16,585	11,012	(7,991)	6,488	16,343
Net income before income taxes	6,887	7,838	(5,942)	15,859	10,273	(8,423)	5,820	15,810
Net income	$ 4,112	$ 2,922	$ (3,771)	$ 9,710	$ 6,261	$ (5,494)	$ 3,559	$ 9,802
Basic net income per share (in dollars per share)	$ 0.09	$ 0.10	$ (0.08)	$ 0.21	$ 0.13	$ (0.12)	$ 0.08	$ 0.21
Diluted (in dollars per share)	$ 0.09	$ 0.10	$ (0.08)	$ 0.20	$ 0.13	$ (0.12)	$ 0.07	$ 0.20